                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      12/31//2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ZWEIG ADVISERS, LLC
                 -------------------------------
   Address:      900 Third Ave.
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

Form 13F File Number: 28-2621
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARC BALTUCH
         -------------------------------
Title:   CHIEF COMPL. OFFICER
         -------------------------------
Phone:   212-451-1100
         -------------------------------

Signature, Place, and Date of Signing:

/s/  Marc Baltuch          New York, New York               February 8, 2011
-------------------------  ------------------               ----------------
[Signature]                  [City, State]                       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1
                                                           --------------------

Form 13F Information Table Entry Total:                             52
                                                           --------------------

Form 13F Information Table Value Total:                        $ 467748
                                                           --------------------
                                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
     1         28-2621                      EUCLID ADVISORS LLC
     ------    --------------------         ---------------------------------

Zweig Advisers SEC Form  13F 12/31/2010

ITEM 1                       ITEM 3   ITEM 4       ITEM 5     ITEM 6     ITEM 7     ITEM 8
------------------------   --------- ---------    -------   ----------  --------   ---------
                                       MARKET      SHARES   INVESTMENT              VOTING
NAME OF ISSUER               CUSIP     VALUE       OWNED    DISCRETION  MANAGER    AUTHORITY
------------------------   --------- ---------   --------   ----------  --------   ---------
ALASKA AIR GROUP INC        11659109   7313010     129000     (a)sole     n/a       (a)sole
ALCOA INC                   13817101   9818820     638000     (a)sole     n/a       (a)sole
ALTRIA GROUP INC           02209S103  10340400     420000     (a)sole     n/a       (a)sole
AMKOR TECHNOLOGY INC        31652100   7537800    1020000     (a)sole     n/a       (a)sole
AUTOZONE INC                53332102   7359930      27000     (a)sole     n/a       (a)sole
BANK OF AMERICA CORP        60505104   7923960     594000     (a)sole     n/a       (a)sole
BEST BUY CO INC             86516101   8263890     241000     (a)sole     n/a       (a)sole
BIOGEN IDEC INC            09062X103   7308450     109000     (a)sole     n/a       (a)sole
CATERPILLAR INC            149123101   9178680      98000     (a)sole     n/a       (a)sole
CHESAPEAKE ENERGY CORP     165167107  10208540     394000     (a)sole     n/a       (a)sole
CHEVRON CORP               166764100  10493750     115000     (a)sole     n/a       (a)sole
CISCO SYSTEMS INC          17275R102   6271300     310000     (a)sole     n/a       (a)sole
CITIGROUP INC              172967101   7776120    1644000     (a)sole     n/a       (a)sole
COMCAST CORP-CLASS A       20030N101   9183460     418000     (a)sole     n/a       (a)sole
CONOCOPHILLIPS             20825C104  10487400     154000     (a)sole     n/a       (a)sole
CORNING INC                219350105   8713320     451000     (a)sole     n/a       (a)sole
DARDEN RESTAURANTS INC     237194105   8359200     180000     (a)sole     n/a       (a)sole
DREYFUS-CS MG-IN           26188J206  29512963   29512963     (a)sole     n/a       (a)sole
DRYSHIPS INC               Y2109Q101   6770500    1231000     (a)sole     n/a       (a)sole
DU PONT (E.I.) DE
 NEMOURS                   263534109   9676720     194000     (a)sole     n/a       (a)sole
EL PASO CORP               28336L109   7457920     542000     (a)sole     n/a       (a)sole
FOSTER WHEELER AG          H27178104   7180160     208000     (a)sole     n/a       (a)sole
FREEPORT-MCMORAN COPPER    35671D857   9367020      78000     (a)sole     n/a       (a)sole
GILEAD SCIENCES INC        375558103   6921840     191000     (a)sole     n/a       (a)sole
GOLDMAN SACHS GROUP INC    38141G104   8744320      52000     (a)sole     n/a       (a)sole
HALLIBURTON CO             406216101   8655960     212000     (a)sole     n/a       (a)sole
HEWLETT-PACKARD CO         428236103   8083200     192000     (a)sole     n/a       (a)sole
HUDSON CITY BANCORP INC    443683107  10803520     848000     (a)sole     n/a       (a)sole
INTEL CORP                 458140100   9042900     430000     (a)sole     n/a       (a)sole
INTL BUSINESS MACHINES
 CORP                      459200101   8365320      57000     (a)sole     n/a       (a)sole
L-3 COMMUNICATIONS
 HOLDINGS                  502424104   8317820     118000     (a)sole     n/a       (a)sole
LULULEMON ATHLETICA INC    550021109   8141980     119000     (a)sole     n/a       (a)sole
MASSEY ENERGY CO           576206106   8530350     159000     (a)sole     n/a       (a)sole
MCDONALD'S CORP            580135101   9364720     122000     (a)sole     n/a       (a)sole
MICROSOFT CORP             594918104   9143800     327500     (a)sole     n/a       (a)sole
MONSANTO CO                61166W101   9262120     133000     (a)sole     n/a       (a)sole
NOKIA CORP-SPON ADR        654902204   9855600     955000     (a)sole     n/a       (a)sole
NUCOR CORP                 670346105  10779720     246000     (a)sole     n/a       (a)sole
OCCIDENTAL PETROLEUM
 CORP                      674599105   9025200      92000     (a)sole     n/a       (a)sole
PEPSICO INC                713448108   9407520     144000     (a)sole     n/a       (a)sole
PETROLEO BRASILEIRO
 S.A.-ADR                  71654V408   9157280     242000     (a)sole     n/a       (a)sole
POTASH CORP OF
 SASKATCHEWAN              73755L107   8205990      53000     (a)sole     n/a       (a)sole
QUALCOMM INC               747525103   8957690     181000     (a)sole     n/a       (a)sole
RESEARCH IN MOTION         760975102   6917470     119000     (a)sole     n/a       (a)sole
SANDISK CORP               80004C101   7379280     148000     (a)sole     n/a       (a)sole
TEMPLETON DRAGON FUND
 INC                       88018T101   7923180     258000     (a)sole     n/a       (a)sole
UNION PACIFIC CORP         907818108   8339400      90000     (a)sole     n/a       (a)sole
UNITED CONTINENTAL
 HOLDINGS                  910047109   6121740     257000     (a)sole     n/a       (a)sole
UNITEDHEALTH GROUP INC     91324P102   8016420     222000     (a)sole     n/a       (a)sole
VERIZON COMMUNICATIONS
 INC                       92343V104  10984460     307000     (a)sole     n/a       (a)sole
VISA INC-CLASS A SHARES    92826C839   7601040     108000     (a)sole     n/a       (a)sole
WILLIAMS COS INC           969457100   9195840     372000     (a)sole     n/a       (a)sole
                                     467748993